Dividends	6 Months Ended
Jun. 30, 2023
Dividends [Abstract]
Dividends

10.Dividends
The Board has declared a quarterly interim dividend for Q2 2023 of £0.3700 per Unilever PLC ordinary share or €0.4268 per Unilever PLC ordinary share at the applicable exchange rate issued by WM/Reuters on 21 July 2023.
The following amounts will be paid in respect of this quarterly interim dividend on the relevant payment date:

Per Unilever PLC ordinary share (traded on the London Stock Exchange):	£0.3700
Per Unilever PLC ordinary share (traded on Euronext in Amsterdam):	€0.4268
Per Unilever PLC American Depositary Receipt:	US$0.4746
The euro and US dollar amounts above have been determined using the applicable exchange rates issued by WM/Reuters on 21 July 2023.
US dollar cheques for the quarterly interim dividend will be mailed on 31 August 2023 to holders of record at the close of business on 4 August 2023.
The quarterly dividend calendar for the remainder of 2023 will be as follows:

	Announcement Date	Ex-Dividend Date	Record Date	Payment Date
Q2 2023 Dividend	25 July 2023	03 August 2023	04 August 2023	31 August 2023
Q3 2023 Dividend	26 October 2023	16 November 2023	17 November 2023	08 December 2023